Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 256,048	$ 243,594
Accumulated depreciation and amortization	(157,823)	(145,071)
Property and equipment, net	98,225	98,523
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	741	741
Buildings and Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	80,877	81,938
Machinery, Vehicles and Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	92,577	86,639
Computer Hardware and Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	62,776	56,227
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 19,077	$ 18,049